Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 27,905,023	$ 29,936,181	$ 31,892,584
Operating Expenses
Cost of revenues (exclusive of depreciation)	10,603,845	10,299,906	9,874,066
Depreciation and amortization	9,643,583	9,681,631	11,842,794
Customer support services	4,425,764	4,127,294	4,113,459
Sales and marketing	5,864,267	5,341,178	5,477,922
General and administrative	9,957,538	9,767,404	10,364,431
Total Operating Expenses	40,494,997	39,217,413	41,672,672
Operating Loss	(12,589,974)	(9,281,232)	(9,780,088)
Other Income/(Expense)
Interest expense, net	(6,652,786)	(1,672,846)	(217,741)
Gain on business acquisition			1,004,099
Total Other Income/(Expense)	(6,652,786)	(1,672,846)	786,358
Loss before income taxes	(19,242,760)	(10,954,078)	(8,993,730)
(Provision) benefit for income taxes	37,562	(78,532)	(78,531)
Loss from continuing operations	(19,205,198)	(11,032,610)	(9,072,261)
Loss from discontinued operations	(21,277,604)	(16,559,140)	(15,703,028)
Net Loss	$ (40,482,802)	$ (27,591,750)	$ (24,775,289)
Loss per share – basic and diluted
Continuing (in dollars per share)	$ (5.76)	$ (3.30)	$ (2.78)
Discontinued (in dollars per share)	(6.38)	(4.96)	(4.82)
Net loss per share – basic and diluted (in dollars per share)	$ (12.15)	$ (8.26)	$ (7.60)
Weighted average common shares outstanding – basic and diluted (in shares)	3,396,583	3,340,188	3,259,066